COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations

The following table sets forth the Group’s future minimum contractual obligations as of September 30, 2025:

		Payments due by period
		Total	Within 1 Year	Within 1-2 Years
		HK$	HK$	HK$
Operating lease payment – short-term leases		198,000	198,000	—
Non-cancellable purchase contracts	(A)	15,518,899	15,518,899	—
Total		15,716,899	15,716,899	—

The following table sets forth the Group’s future minimum contractual obligations as of September 30, 2024:

		Payments due by period
		Total	Within 1 Year	Within 1-2 Years
		HK$	HK$	HK$
Operating lease payment – short-term leases		198,000	198,000	—
Non-cancellable purchase contracts	(A)	14,401,405	14,401,405	—
Total		14,599,405	14,599,405	—

(A)	Mainly refers to the target or minimum purchases from vendors pursuant to distributor agreements with certain vendors. The distributor agreements cover the period of 12 months.